LEASES - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Assets:
Operating lease, right-of-use asset	$ 7,844	$ 20,430	$ 6,700
Finance lease right-of-use assets	$ 16,268	$ 31,213
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Liabilities:
Operating lease liabilities, current portion	$ 77	$ 769
Operating lease liabilities, net of current portion	1,512	720
Finance lease liabilities, current portion	19,771	0
Finance lease liabilities, net of current portion	35,745	0
Operating and finance lease liabilities subject to compromise	$ 0	$ 84,664